Summary of Material Accounting Policy Information - Schedule of Plant and Equipment Useful Life (Details)	12 Months Ended
Dec. 31, 2025
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Office and other equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Office and other equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years